18. Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions Tables
Provisions
	2017					2016
Item	At beginning	Increases	Recovery	Transfers	At end	At end
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Provisions

Non-current
Provision for plant dismantling	125,201	5,831	-	(131,032) (1)	-	125,201

Current
Provision for lawsuits and claims	341,485	71,989	-	-	413,474	341,485
12-31-2017	466,686	77,820	-	(131,032)	413,474
12-31-2016	376,161	137,403	46,878	-		466,686

(1)	Transferred to Liabilities associated with the assets held for sale (note 21).